Other current assets and assets held for sale - Schedule of Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 130	€ 180
VAT receivables	40	41
Coal royalties	0	96
Miscellaneous receivables	181	162
Total other current assets	€ 351	€ 479